Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2025
Chemomab Therapeutics Ltd [Member]
Related Parties Balances and Transactions

Note 12 - Related Parties Balances and Transactions

A.	Balances with Related Parties:

The following Related Party payables are included in the consolidated Balance Sheets:

	December 31,	December 31,
	2025	2024
	USD thousands	USD thousands
Employees and related expenses	458	531
Accrued expenses	74	75
	532	606

Chemomab Therapeutics Ltd. and its subsidiaries

Notes to the Financial Statements as at December 31, 2025

Note 12 - Related Parties Balances and Transactions (cont’d)

B.	Transactions with Related Parties:

The following transactions with related parties are included in the consolidated Statements of Operations:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
	USD thousands	USD thousands	USD thousands
Salaries and related expenses	1,615	1,718	2,795
Share-based compensation	389	427	1,304
Professional Services	286	284	258
Research and development	36	36	36
	2,326	2,465	4,393